Note 10 - Retirement Plans - Estimated Future Benefit Payments (Details) $ in Thousands	Mar. 31, 2024 USD ($)
2025	$ 11,422
2026	12,231
2027	13,041
2028	13,807
2029	14,465
2030-2034	$ 79,850